Bank Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
BANK LOANS

NOTE 11 – BANK LOANS

Short-term bank loans

Short-term bank loans represent the amounts due to various banks that are due within one year. These loans can be renewed with the banks upon maturity. The Company is in compliance with all debt covenants. At December 31, 2021 and December 31, 2020, short-term bank loans consisted of the following:

	December 31, 2021	December 31, 2020
Loan from The Export-Import Bank of China, due on January 21, 2021 with annual interest rate of 3.88% at December 31, 2020, guaranteed by Pin Lin, Xinrong Zhuo and Hong Long, pledged deposits provided by Hong Long amounted to RMB42 million, the Land Use Right of B2 plot in central business district on the north shore of Minjiang river.	$-	$41,686,462
Loan from Fujian Haixia Bank, due on October 29, 2021 with annual interest rate of 6.09% at December 31, 2021 and December 31, 2020, collateralized by Hong Long’s 5 fishing vessels, the Company’s 1 fishing vessel and 7 real estate properties of Ping Lin and Ying Liu, the debt ratio of borrower should not be higher than or equal to 100%.	-	10,728,134
Loan from Fujian Haixia Bank, due on January 19, 2022 with annual interest rate of 6.09% at December 31, 2021, guaranteed by Pin Lin, Xinrong Zhuo, Longxiong Zhuo, Longjie Zhuo, Longhao Zhuo and Hong Long, collateralized by three land use rights of old city reconstruction plots west of Baima Road, Gulou District, east of Liuhe Road, north of Daoshan Road, the debt ratio of borrower should not be higher than or equal to 80%.	29,800,649	-
Loan from Fujian Haixia Bank, due on January 20, 2022 with annual interest rate of 6.09% at September 30, 2021, guaranteed by Pin Lin, Xinrong Zhuo, Longxiong Zhuo, Longjie Zhuo, Longhao Zhuo and Hong Long, collateralized by three land use rights of old city reconstruction plots west of Baima Road, Gulou District, east of Liuhe Road, north of Daoshan Road, the debt ratio of borrower should not be higher than or equal to 80%.	15,684,552	-
Loan from Fujian Haixia Bank, due on October 28, 2022 with annual interest rate of 6.09% at December 30, 2021, guaranteed by Pin Lin, Xinrong Zhuo, Longjie Zhuo, Longhao Zhuo and Hong Long, collateralized by a transport ship, two fishing vessels and two properties, pledged by RMB10 million ( approximately $1.57 million) deposit.	10,979,187
Loan from China Everbright Bank, due on December 29, 2022 with annual interest rate of 5.00% at December 31, 2021, guaranteed by Pin Lin, Xinrong Zhuo, Dawei Zhuo, Hong Long, Fuzhou Dongxing Longju Real Estate Co., Ltd., Fujian Lutong Highway Engineering Construction Co., Ltd. and Fujian Jingfu Ocean Fishery Development Co., Ltd., collateralized by 17,767㎡of land use rights in Pingtan County, Fujian Province, two fishing vessels and three properties, pledged by 57,051,705 shares of Fujian Fuzhou Rural Commercial Bank Co., Ltd..	15,841,398	-
	$72,305,786	$52,414,596

Long-term bank loans

Long-term bank loans represent the amounts due to various banks lasting over one year. Usually, the long-term bank loans cannot be renewed with these banks upon maturity. The Company is in compliance with all long-term bank loan covenants. At December 31, 2021 and December 31, 2020, long-term bank loans consisted of the following:

	December 31, 2021	December 31, 2020
Loan from The Export-Import Bank of China, due on various dates until January 30, 2023 with annual interest rate of 4.90% at December 30, 2021 and 2020, guaranteed by Xinrong Zhuo and Ping Lin and collateralized by 2 fishing vessels and collateralized by two related parties’ investments in equity interest of one PRC local banks.	$2,352,682	$2,298,886
Loan from China Development Bank, due on various dates until November 27, 2023 with annual interest rate of 5.15% at December 31, 2021 and December 31, 2020, guaranteed by Xinrong Zhuo, Honghong Zhuo, Mr. and Mrs. Zhiyan Lin and 17 fishing vessels, the debt ratio of borrower should not be higher than 80%.	-	4,291,254
L Loan from The Export-Import Bank of China, due on various dates until March 28, 2025 with annual interest rate of 4.95% at December 31, 2021 and 2020, guaranteed by Hong Long, Xinrong Zhuo, Ping Lin and collateralized by 20 fishing vessels.	47,053,657	58,238,440
Loan from The Export-Import Bank of China, due on various dates until August 21, 2026 with annual interest rate of 4.70% at December 31, 2021 and 2020, guaranteed by Pin Lin, Xinrong Zhuo and Yaohua Zhuo, 15 fishing vessels, the Land Use Right of B2 plot in central business district on the north shore of Minjiang river.	49,406,340	57,931,922
Loan from The Export-Import Bank of China, due on various dates until October 21, 2025 with annual interest rate of 4.70% at December 31, 2021 and 2020, guaranteed by Pin Lin, Xinrong Zhuo, Yaohua Zhuo and Hong Long, 15 fishing vessels and 1 transport vessel, the Land Use Right of B2 plot in central business district on the north shore of Minjiang river.	40,779,836	49,809,192
Loan from China Development Bank, due on various dates until July 30, 2026 with annual interest rate of 5.39% at December 31, 2021 and December 31, 2020, guaranteed by Xinrong Zhuo, 11 fishing vessels and 6 Hong Long’s fishing vessels, real estate of Mingguang Wanhao Property co., LTD., totalled area 22,123.50m2, the debt ratio of borrower should not be higher than 80%.	-	10,383,301
Loan from The Export-Import Bank of China, due on various dates until April 21, 2028 with annual interest rate of 4.65% at December 31, 2021 and 2020, guaranteed by Pin Lin, Xinrong Zhuo, Yaohua Zhuo, Hong Long and Huanghai Shipbuilding Co., Ltd., the Land Use Right of B2 plot in central business district on the north shore of Minjiang river, 1 vessel.	20,389,918	19,923,677
Loan from The Export-Import Bank of China, due on various dates until December 21, 2028 with annual interest rate of 4.65% at December 31, 2021 and 2020, guaranteed by Pin Lin, Xinrong Zhuo, Yaohua Zhuo, Hong Long and Huanghai Shipbuilding Co., Ltd., the Land Use Right of B2 plot in central business district on the north shore of Minjiang river, 1 vessel.	21,958,373	21,456,268
Loan from The Export-Import Bank of China, due on various dates until January 15, 2023 with annual interest rate of 4.00% at December 31, 2021, guaranteed by Pin Lin, Xinrong Zhuo and Hong Long, and collateralized by two related parties’ investments in equity interest of one PRC local banks.	17,438,085	-
Loan from The Export-Import Bank of China, due on various dates until August 21, 2022 with annual interest rate of 2.20% at December 31, 2021 and 2020, guaranteed by Hong Long, Xinrong Zhuo and Pin Lin.	20,024,533	21,000,000
Loan from The Export-Import Bank of China, due on various dates until February 21, 2023 with annual interest rate of 2.20% at December 31, 2021, guaranteed by Hong Long, Xinrong Zhuo and Pin Lin and collateralized by two related parties’ investments in equity interest of one PRC local banks and the Land Use Right of B2 plot in central business district on the north shore of Minjiang river.	11,062,755	-
Loan from The Export-Import Bank of China, due on various dates until July 1, 2023 with annual interest rate of 2.20% at December 31, 2021, guaranteed by Pin Lin, Xinrong Zhuo and Hong Long, pledged deposits provided by Hong Long amounted to RMB42 million, the Land Use Right of B2 plot in central business district on the north shore of Minjiang river and Fuzhou Honglong Marine Aquatic Products Co., Ltd. and 67 million and 16 million shares of Xiamen International Bank Co., Ltd. owned by Hong Long and Fujian International Trade and Transportation Co., Ltd., respectively.	18,774,167	-
Loan from The Export-Import Bank of China, due on various dates until June 21, 2028 with annual interest rate of 4.65% at December 31, 2021, guaranteed by Lin Lin, Xinrong Zhuo, Yaohua Zhuo, Hong Long and Huanghai Shipbuilding Co., Ltd., the Land Use Right of B2 plot in central business district on the north shore of Minjiang river.	23,056,292	-
Loan from The Export-Import Bank of China, due on various dates until July 30, 2026 with annual interest rate of 4.00% at December 31, 2021, guaranteed by Pin Lin, Xinrong Zhuo, Yaohua Zhuo and Hong Long, collateralized by two fishing vessels and the Land Use Right of B2 plot in central business district on the north shore of Minjiang river.	$8,665,715	-
Loan from Bank of Communications, due on various dates until June 27, 2025 with annual interest rate of 4.65% at December 31, 2021 and 2020, guaranteed by Xinrong Zhuo, Huanghai Shipbuilding Co., Ltd. and Fujian Jingfu Ocean Fishery Development Co., Ltd.	36,623,430	39,770,725
Total long-term bank loans	317,585,783	285,103,665
Less: current portion	(76,856,590)	(39,987,577)
Long-term bank loans, non-current portion	$240,729,193	$245,116,088

The future maturities of long-term bank loans are as follows:

Due in twelve-month periods ending December 31,	Principal
2022	$76,487,001
2023	111,818,860
2024	64,934,046
2025	47,524,193
2026	10,704,707
Thereafter	6,116,976
$317,585,783
Less: current portion	(76,856,590)
Long-term liability	$240,729,193

The weighted average interest rate for short-term bank loans was approximately 6.06%, 5.3% and 6.5% for the years ended December 31, 2021, 2020 and 2019, respectively.

The weighted average interest rate for long-term bank loans was approximately 4.4%, 4.4% and 5.4% for the years ended December 31, 2021, 2020 and 2019, respectively.

For the years ended December 31, 2021, 2020 and 2019, interest expense related to bank loans amounted to $18,751,734, $14,909,159 and $6,700,421, respectively, of which, $553,927, $1,476,240 and $334,851 was capitalized to construction-in-progress, respectively.